UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan         Southport, Connecticut           August 12, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE



                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $127,531
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number   Name

1.  028-10546              Addison Clark Capital, L.L.C.

2.  028-10545              Addison Clark Fund, L.P.

3.  028-10547              Addison Clark Offshore Fund, Ltd.
   -------------------     --------------------------------------


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                           FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP     (X$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED     NONE
--------------                --------        -----     --------    -------  --- ----   ----------  --------  ----  ------     ----
ACTIVISION INC NEW            Common Stock    004930202    6,996    440,000  SH         Shared      1, 2, 3           440,000
AFC ENTERPRISES INC           Common Stock    00104Q107   14,158    658,500  SH         Shared      1, 2, 3           658,500
ALICO INC                     Common Stock    016230104      880     21,920  SH         Shared      1, 2, 3            21,920
ALLIED CAPITAL CORPORATION    Common Stock    01903Q108      366     15,000  SH         Shared      1, 2, 3            15,000
APPLIED MATLS INC             Common Stock    038222105      392     20,000      PUT    Shared      1, 2, 3            20,000
BERKSHIRE HATHAWAY INC.       Class B         084670207    6,353      2,150  SH         Shared      1, 2, 3             2,150
BIOVERIS CORP                 Common Stock    090676107    5,408    650,000  SH         Shared      1, 2, 3           650,000
CHURCHILL DOWNS INC           Common Stock    171484108    5,602    137,000  SH         Shared      1, 2, 3           137,000
CONSTELLATION BRANDS INC      Class A         21036P108    2,785     75,000  SH         Shared      1, 2, 3            75,000
DISCOVERY LABORATORIES INC    Common Stock    254668106      719     75,000  SH         Shared      1, 2, 3            75,000
EL PASO CORP                  Common Stock    28336L109    7,880  1,000,000  SH         Shared      1, 2, 3         1,000,000
ENTERASYS NETWORKS INC        Common Stock    293637104      708    335,300  SH         Shared      1, 2, 3           335,300
GLOBAL CROSSING LTD           Common Stock    G3921A175      624     40,000  SH         Shared      1, 2, 3            40,000
HYPERCOM CORP                 Common Stock    44913M105      845    100,000  SH         Shared      1, 2, 3           100,000
IDT CORPORATION               Class B         448947309   15,213    825,000  SH         Shared      1, 2, 3           825,000
INTEL CORP                    Common Stock    458140100      414     15,000      PUT    Shared      1, 2, 3            15,000
ITT EDUCATIONAL SERVICES INC  Common Stock    45068B109   11,216    295,000  SH         Shared      1, 2, 3           295,000
KINDRED HEALTHCARE INC        Common Stock    494580103    8,090    307,000  SH         Shared      1, 2, 3           307,000
LIBERTY MEDIA INTL INC        Common Stock    530719103   10,574    285,000  SH         Shared      1, 2, 3           285,000
NEOSE TECHNOLOGIES INC        Common Stock    640522108    7,074    849,163  SH         Shared      1, 2, 3           849,163
NOVASTAR FINANCIAL INC        Common Stock    669947400    1,632     43,000  SH         Shared      1, 2, 3            43,000
NTL INC                       Common Stock    62940M104    5,762    100,000  SH         Shared      1, 2, 3           100,000
PENN NATIONAL GAMING INC      Common Stock    707569109    4,980    150,000  SH         Shared      1, 2, 3           150,000
PINNACLE ENTMT INC            Common Stock    723456109    3,608    286,200  SH         Shared      1, 2, 3           286,200
SARA LEE CORP                 Common Stock    803111103    1,150     50,000      CALL   Shared      1, 2, 3            50,000
STMICROELECTRONICS NV         NY Registry     861012102      385     17,500      PUT    Shared      1, 2, 3            17,500
TEXAS INSTRS INC              Common Stock    882508104      447     18,500      PUT    Shared      1, 2, 3            18,500
WAL MART STORES INC           Common Stock    931142103    2,100     40,000      CALL   Shared      1, 2, 3            40,000
ZHONE TECHNOLOGIES INC        Common Stock    98950P108    1,170    300,000  SH         Shared      1, 2, 3           300,000
                                              Total      127,531






03669.0001 #485283